Income Tax (Tables)	12 Months Ended
Oct. 31, 2023
Income Tax [Absract]
Schedule of Net Taxable Income (Losses) Before Income Taxes and its Provision for Income Taxes	The net taxable income (losses) before income taxes and its provision for income taxes comprised of the following:
	Years Ended
	October 31, 2023	October 31, 2022	October 31, 2021
Income (loss) attributed to China	(9,787,522)	(16,361,708)	1,139,666
PRC statutory tax rate	25%	25%	25%
Income tax expense at statutory rate	-	-	284,917
Reconciliation	66,250	(71)	254,914
Income tax expense/ (benefit)	66,250	(71)	539,831